EQUITY (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Total share-based compensation expense	$ 3,107	$ 4,138
Cost of Revenues [Member]
Class of Stock [Line Items]
Total share-based compensation expense	8	13
Research And Development [Member]
Class of Stock [Line Items]
Total share-based compensation expense	716	534
Selling And Marketing [Member]
Class of Stock [Line Items]
Total share-based compensation expense	179	446
General And Administrative Expense [Member]
Class of Stock [Line Items]
Total share-based compensation expense	2,145	$ 3,145
Restructuring And impairment [Member]
Class of Stock [Line Items]
Total share-based compensation expense	$ 59